Offering - Additional Information (Detail) - $ / shares	Jun. 13, 2019	Jun. 10, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Units sold in offering		15,000,000
Sale of stock price per unit		$ 10.00
Number of shares of common stock per unit		1
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Second Closing of Offering
Class Of Stock [Line Items]
Units sold in offering	2,250,000
Sale of stock price per unit	$ 10.00
Warrants
Class Of Stock [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50
Rights | Warrants
Class Of Stock [Line Items]
Number of shares of common stock each		0.20